CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details)					12 Months Ended
	Dec. 13, 2018 USD ($)	Jun. 24, 2010 USD ($)	Jun. 24, 2010 BRL (R$)	Oct. 01, 2005 USD ($)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Offsetting amount				$ 21
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties)	$ 160,000,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member]
Loss Contingencies [Line Items]
Amount of possible loss		$ 3,120,000
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties)					$ 3,180,000
Tax Assessment [Member] | Brazilian Internal Revenue Service [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Amount of possible loss | R$			R$ 5,567,032
Estimated amount of aggregate sum claimed pursuant to the tax assessment (principal amount, interest and penalties)					$ 12,300,000